Securities Act Registration No. 333-138079

Investment Company Act Registration No. 811-21966

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No. ___

☐

Post-Effective Amendment No. 10

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No. 11

☒

 (Check appropriate box or boxes.)

CAMCO Investors Trust

(Exact Name of Registrant as Specified in Charter)

116 S. Stewart Street, Winchester, VA 22601

(Address of Principal Executive Offices)                (Zip Code)

Registrant’s Telephone Number, including Area Code:   (800) 727-1007

Dennis M. Connor

116 S. StewartStreet, Winchester, VA 22601

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 S. High Street, 17th Floor, Columbus, Ohio  43215

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On May 1, 2012 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Omaha, State of Nebraska, on the 26th day of April, 2012.

CAMCO Investors Trust

By: /s/ Joann M. Strasser

            JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Dennis M. Connor*       President (Principal Executive Officer) and Trustee

Paul Berghaus*             Treasurer (Principal Financial/ Principal Accounting Officer)

Col. Richard Bruss*      Trustee

Charles J. Bailey*         Trustee

GaryComparetto*         Trustee

*By: /s/ JoAnn M. Strasser

  JoAnn M. Strasser

  Attorney-in-Fact

  April 26, 2012

Exhibit Index

Index NoDescription of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.    EX-101.PRE ……………………………      XBRL Taxonomy Extension Presentation Linkbase